Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of transactions with related parties

	Year ended December 31,
	2024			2023			2022
	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result	Net operating revenue	Cost and operating expenses	Financial result
Joint Ventures
Companhia Siderúrgica do Pecém	-	-	-	93	-	-	434	-	(3)
Aliança Geração de Energia S.A.	-	(63)	-	-	(126)	-	-	(121)	-
Pelletizing companies (i)	-	(308)	(26)	-	(227)	(38)	-	(337)	(34)
MRS Logística S.A.	-	(429)	-	-	(453)	-	1	(397)	-
Norte Energia S.A.	-	(66)	-	-	(107)	-	-	(135)	-
Other	29	(72)	(3)	32	(10)	1	41	(8)	-
	29	(938)	(29)	125	(923)	(37)	476	(998)	(37)
Associates
VLI	359	(26)	(2)	321	(29)	(3)	289	(26)	(3)
PTVI	-	(397)	-	-	-	-	-	-	-
Other	-	(2)	3	-	(1)	-	1	-	-
	359	(425)	1	321	(30)	(3)	290	(26)	(3)
Shareholders
Cosan	3	(4)	-	10	(11)	-	-	-	-
Bradesco	-	-	(416)	-	-	201	-	-	381
Mitsui	247	-	-	280	-	-	416	-	-
Banco do Brasil	-	-	1	-	-	-		-	3
	250	(4)	(415)	290	(11)	201	416	-	384
Total	638	(1,367)	(443)	736	(964)	161	1,182	(1,024)	344
(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

Schedule of outstanding balances with related parties

	Assets
	December 31, 2024			December 31, 2023
	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets	Cash and cash equivalents	Accounts receivable	Dividends receivable and other assets
Joint Ventures
Pelletizing companies (i)	-	-	34	-	-	27
MRS Logística S.A.	-	13	32	-	16	34
Other	-	5	-	-	4	43
	-	18	66	-	20	104
Associates
VLI	-	19	-	-	46	-
Other	-	-	1	-	1	2
	-	19	1	-	47	2
Shareholders
Cosan	-	3	-	-	1	-
Bradesco	261	-	16	176	-	313
Banco do Brasil	22	-	-	58	-	-
Mitsui	-	7	-	-	5	-
	283	10	16	234	6	313
Pension plan	-	16	-	-	16	-
Total	283	63	83	234	89	419
(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

	Liabilities
	December 31, 2024		December 31, 2023
	Supplier and contractors	Financial instruments and other liabilities	Supplier and contractors	Financial instruments and other liabilities
Joint Ventures
Pelletizing companies (i)	49	291	51	290
MRS Logística S.A.	32	-	48	-
Other	66	-	39	-
	147	291	138	290
Associates
VLI	2	47	1	59
PTVI	67	-	-	-
Other	2	-	4	-
	71	47	5	59
Shareholders
Cosan	1	-	1	-
Bradesco	-	163	-	23
	1	163	1	23
Pension plan	11	-	14	-
Total	230	501	158	372
(i)	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.

Schedule of remuneration of key management personnel compensation

	Year ended December 31,
	2024	2023	2022
Short-term benefits
Wages	10	11	10
Direct and indirect benefits	1	1	2
Profit sharing program (“PLR”)	11	11	12
	22	23	24
Long-term benefits
Shares based	10	14	18

Severance	3	2	2
	35	39	44